OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of other investments [Abstract]
Schedule of Equity Investments Designated
	March 31, 2022	March 31, 2021
Equity investments designated as FVTOCI
Public companies	$2,383	$2,966
Private companies	71	2,289
	2,454	5,255
Equity investments designated as FVTPL
Public companies	11,533	10,478
Private companies	3,781	-
	15,314	10,478
Total	$17,768	$15,733

Schedule of Continuity of Investments
	Fair Value	Accumulated fair value change included in OCI	Accumulated fair value change included in P&L	Equity Investment designated as FVTOCI	Equity Investment designated as FVTPL
April 1, 2020	$8,750	$(34,879)	$-	$8,750	$-
Gain on equity investments designated as FVTOCI	12,069	12,069	-	12,551	-
Gain on equity investments designated as FVTPL	7,188	-	7,188	-	7,732
Acquisition	12,708	-	-	-	12,708
Disposal	(19,301)	-	-	(16,607)	(10,742)
Reclassified to short-term investments	(7,511)	-	-
Impact of foreign currency translation	1,830	-	-	561	780
March 31, 2021	$15,733	$(22,810)	$7,188	$5,255	$10,478
Loss on equity investments designated as FVTOCI	(1,526)	(1,526)	-	(1,526)	-
Loss equity investments designated as FVTPL	(3,485)	-	(3,485)	-	(3,485)
Acquisition	8,235	-	-	-	8,235
Disposal	(1,362)	-	-	(1,362)	-
Impact of foreign currency translation	173	-	-	87	86
March 31, 2022	$17,768	$(24,336)	$3,703	$2,454	$15,314